INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income before Income Taxes
Income before income taxes	$ 222,828	$ 321,318	$ 53,204
Current Tax
Current Tax	138,353	46,739	11,684
Deferred Tax
Deferred Tax	(88,841)	30,692	(4,045)
Total Income Tax Expense
Total Income Tax (Benefit) Expense	49,512	77,431	7,639
Canada.
Income before Income Taxes
Income before income taxes	79,631	248,666	41,700
Current Tax
Current Tax	71,002	17,721	1,695
Deferred Tax
Deferred Tax	(44,548)	40,895	11,493
Total Income Tax Expense
Total Income Tax (Benefit) Expense	26,454	58,616	13,188
Other
Income before Income Taxes
Income before income taxes	143,197	72,652	11,504
Current Tax
Current Tax	67,351	29,018	9,989
Deferred Tax
Deferred Tax	(44,293)	(10,203)	(15,538)
Total Income Tax Expense
Total Income Tax (Benefit) Expense	$ 23,058	$ 18,815	$ (5,549)